Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Warrants outstanding	6,555,187	6,937,495
Convertible Senior Notes [Member]
Convertible notes	575,000
Ordinary shares [member]
Warrants outstanding	3,456,785